Commitments - Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Leases (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Within one year	$ 754,386	$ 511,654
Over one year but not exceeding two years	374,706	521,448
Over two years but not exceeding three years	352,478	369,319
Over three years but not exceeding four years	352,478	347,410
Over four years but not exceeding five years	352,478	347,410
Over five years	8,929,433	9,136,892
Total future minimum lease payments	$ 11,115,959	$ 11,234,133